Distribution Date:	12/17/25	BBCMS Mortgage Trust 2024-C30
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2024-C30

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States

Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-15		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-18
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19
		Special Servicer	Rialto Capital Advisors, LLC
Historical Detail	20
			Attention: Liat Heller	liat.heller@rialtocapital.com

Delinquency Loan Detail	21		200 S. Biscayne Blvd, Suite 3550 | Miami, FL 33131 | United States

Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	BellOak, LLC

Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	24
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A.

Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
		Directing Certificateholder	RREF V - D AIV RR H, LLC
Supplemental Notes	29
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493YAA6	4.902000%	6,128,000.00	5,229,249.52	84,139.11	21,361.48	0.00	0.00	105,500.59	5,145,110.41	30.03%	30.00%
A-2	05493YAC2	6.128000%	27,740,000.00	27,740,000.00	0.00	141,658.93	0.00	0.00	141,658.93	27,740,000.00	30.03%	30.00%
A-4	05493YAD0	5.251000%	130,000,000.00	130,000,000.00	0.00	568,858.33	0.00	0.00	568,858.33	130,000,000.00	30.03%	30.00%
A-5	05493YAE8	5.532000%	420,530,000.00	420,530,000.00	0.00	1,938,643.30	0.00	0.00	1,938,643.30	420,530,000.00	30.03%	30.00%
A-SB	05493YAB4	5.591000%	8,160,000.00	8,160,000.00	0.00	38,018.80	0.00	0.00	38,018.80	8,160,000.00	30.03%	30.00%
A-S	05493YAF5	5.831000%	103,698,000.00	103,698,000.00	0.00	503,885.87	0.00	0.00	503,885.87	103,698,000.00	17.77%	17.75%
B	05493YAG3	6.031000%	39,151,000.00	39,151,000.00	0.00	196,766.40	0.00	0.00	196,766.40	39,151,000.00	13.14%	13.13%
C	05493YAH1	5.980000%	28,231,000.00	28,231,000.00	0.00	140,684.48	0.00	0.00	140,684.48	28,231,000.00	9.80%	9.79%
D-RR	05493YAL2	6.348996%	15,153,000.00	15,153,000.00	0.00	80,171.95	0.00	0.00	80,171.95	15,153,000.00	8.01%	8.00%
E-RR	05493YAN8	6.348996%	8,465,000.00	8,465,000.00	0.00	44,786.88	0.00	0.00	44,786.88	8,465,000.00	7.01%	7.00%
F-RR	05493YAQ1	6.348996%	15,872,000.00	15,872,000.00	0.00	83,976.05	0.00	0.00	83,976.05	15,872,000.00	5.13%	5.13%
G-RR	05493YAS7	6.348996%	9,523,000.00	9,523,000.00	0.00	50,384.57	0.00	0.00	50,384.57	9,523,000.00	4.00%	4.00%
H-RR*	05493YAU2	6.348996%	33,861,145.00	33,861,145.00	0.00	179,132.43	0.00	0.00	179,132.43	33,861,145.00	0.00%	0.00%
R	05493YAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05493YAW8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			846,512,145.00	845,613,394.52	84,139.11	3,988,329.47	0.00	0.00	4,072,468.58	845,529,255.41

X-A	05493YAJ7	0.855548%	592,558,000.00	591,659,249.52	0.00	421,827.64	0.00	0.00	421,827.64	591,575,110.41
X-B	05493YAK4	0.447639%	171,080,000.00	171,080,000.00	0.00	63,818.44	0.00	0.00	63,818.44	171,080,000.00
Notional SubTotal			763,638,000.00	762,739,249.52	0.00	485,646.08	0.00	0.00	485,646.08	762,655,110.41

Deal Distribution Total					84,139.11	4,473,975.55	0.00	0.00	4,558,114.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493YAA6	853.33706266	13.73027252	3.48588120	0.00000000	0.00000000	0.00000000	0.00000000	17.21615372	839.60679014
A-2	05493YAC2	1,000.00000000	0.00000000	5.10666655	0.00000000	0.00000000	0.00000000	0.00000000	5.10666655	1,000.00000000
A-4	05493YAD0	1,000.00000000	0.00000000	4.37583331	0.00000000	0.00000000	0.00000000	0.00000000	4.37583331	1,000.00000000
A-5	05493YAE8	1,000.00000000	0.00000000	4.61000000	0.00000000	0.00000000	0.00000000	0.00000000	4.61000000	1,000.00000000
A-SB	05493YAB4	1,000.00000000	0.00000000	4.65916667	0.00000000	0.00000000	0.00000000	0.00000000	4.65916667	1,000.00000000
A-S	05493YAF5	1,000.00000000	0.00000000	4.85916671	0.00000000	0.00000000	0.00000000	0.00000000	4.85916671	1,000.00000000
B	05493YAG3	1,000.00000000	0.00000000	5.02583331	0.00000000	0.00000000	0.00000000	0.00000000	5.02583331	1,000.00000000
C	05493YAH1	1,000.00000000	0.00000000	4.98333322	0.00000000	0.00000000	0.00000000	0.00000000	4.98333322	1,000.00000000
D-RR	05493YAL2	1,000.00000000	0.00000000	5.29083020	0.00000000	0.00000000	0.00000000	0.00000000	5.29083020	1,000.00000000
E-RR	05493YAN8	1,000.00000000	0.00000000	5.29083048	0.00000000	0.00000000	0.00000000	0.00000000	5.29083048	1,000.00000000
F-RR	05493YAQ1	1,000.00000000	0.00000000	5.29082976	0.00000000	0.00000000	0.00000000	0.00000000	5.29082976	1,000.00000000
G-RR	05493YAS7	1,000.00000000	0.00000000	5.29082957	0.00000000	0.00000000	0.00000000	0.00000000	5.29082957	1,000.00000000
H-RR	05493YAU2	1,000.00000000	0.00000000	5.29020593	0.00062402	0.05016487	0.00000000	0.00000000	5.29020593	1,000.00000000
R	05493YAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05493YAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493YAJ7	998.48327003	0.00000000	0.71187570	0.00000000	0.00000000	0.00000000	0.00000000	0.71187570	998.34127699
X-B	05493YAK4	1,000.00000000	0.00000000	0.37303273	0.00000000	0.00000000	0.00000000	0.00000000	0.37303273	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/25 - 11/30/25	30	0.00	21,361.48	0.00	21,361.48	0.00	0.00	0.00	21,361.48	0.00
A-2	11/01/25 - 11/30/25	30	0.00	141,658.93	0.00	141,658.93	0.00	0.00	0.00	141,658.93	0.00
A-4	11/01/25 - 11/30/25	30	0.00	568,858.33	0.00	568,858.33	0.00	0.00	0.00	568,858.33	0.00
A-5	11/01/25 - 11/30/25	30	0.00	1,938,643.30	0.00	1,938,643.30	0.00	0.00	0.00	1,938,643.30	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	38,018.80	0.00	38,018.80	0.00	0.00	0.00	38,018.80	0.00
X-A	11/01/25 - 11/30/25	30	0.00	421,827.64	0.00	421,827.64	0.00	0.00	0.00	421,827.64	0.00
X-B	11/01/25 - 11/30/25	30	0.00	63,818.44	0.00	63,818.44	0.00	0.00	0.00	63,818.44	0.00
A-S	11/01/25 - 11/30/25	30	0.00	503,885.87	0.00	503,885.87	0.00	0.00	0.00	503,885.87	0.00
B	11/01/25 - 11/30/25	30	0.00	196,766.40	0.00	196,766.40	0.00	0.00	0.00	196,766.40	0.00
C	11/01/25 - 11/30/25	30	0.00	140,684.48	0.00	140,684.48	0.00	0.00	0.00	140,684.48	0.00
D-RR	11/01/25 - 11/30/25	30	0.00	80,171.95	0.00	80,171.95	0.00	0.00	0.00	80,171.95	0.00
E-RR	11/01/25 - 11/30/25	30	0.00	44,786.88	0.00	44,786.88	0.00	0.00	0.00	44,786.88	0.00
F-RR	11/01/25 - 11/30/25	30	0.00	83,976.05	0.00	83,976.05	0.00	0.00	0.00	83,976.05	0.00
G-RR	11/01/25 - 11/30/25	30	0.00	50,384.57	0.00	50,384.57	0.00	0.00	0.00	50,384.57	0.00
H-RR	11/01/25 - 11/30/25	30	1,668.68	179,153.56	0.00	179,153.56	21.13	0.00	0.00	179,132.43	1,698.64
Totals			1,668.68	4,473,996.68	0.00	4,473,996.68	21.13	0.00	0.00	4,473,975.55	1,698.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,558,114.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,486,772.41	Master Servicing Fee	3,156.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,850.11
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	352.34
ARD Interest	0.00	Operating Advisor Fee	1,205.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,486,772.41	Total Fees	12,775.73

Principal		Expenses/Reimbursements
Scheduled Principal	84,139.11	Reimbursement for Interest on Advances	21.13
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	84,139.11	Total Expenses/Reimbursements	21.13

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,473,975.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	84,139.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,558,114.66
Total Funds Collected	4,570,911.52	Total Funds Distributed	4,570,911.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	845,613,395.09	845,613,395.09	Beginning Certificate Balance	845,613,394.52
(-) Scheduled Principal Collections	84,139.11	84,139.11	(-) Principal Distributions	84,139.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	845,529,255.98	845,529,255.98	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	845,617,113.43	845,617,113.43	Ending Certificate Balance	845,529,255.41
Ending Actual Collateral Balance	845,529,255.98	845,529,255.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	24	133,247,184.99	15.76%	105	6.4241	1.557873	1.29 or less	14	161,043,671.80	19.05%	106	6.7426	1.125890
10,000,000 to 14,999,999	14	153,168,123.22	18.12%	105	6.4406	1.616658	1.30 to 1.49	7	82,655,504.91	9.78%	105	6.6856	1.373162
15,000,000 to 19,999,999	4	66,126,985.79	7.82%	106	6.3382	1.600038	1.50 to 1.79	13	189,275,079.27	22.39%	97	6.5415	1.656726
20,000,000 to 29,999,999	7	171,486,961.98	20.28%	96	6.6878	1.708376	1.80 to 1.99	12	161,025,000.00	19.04%	105	6.1179	1.867032
30,000,000 to 39,999,999	4	131,500,000.00	15.55%	106	6.3603	1.930798	2.00 to 2.49	7	167,030,000.00	19.75%	106	6.3597	2.195774
40,000,000 to 54,999,999	3	130,000,000.00	15.37%	106	5.9425	2.103846	2.50 or more	4	84,500,000.00	9.99%	105	5.4388	2.577278
55,000,000 or greater	1	60,000,000.00	7.10%	107	6.1030	1.870000	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	6	162,500,000.00	19.22%	105	6.2746	1.871077
							Industrial	1	76,725,000.00	9.07%	107	6.1030	1.870000
Colorado	3	6,600,000.00	0.78%	107	5.6864	2.734091
							Lodging	5	83,823,846.06	9.91%	107	7.1378	1.353761
Delaware	2	56,000,000.00	6.62%	107	6.4740	1.060000
							Mixed Use	3	27,523,058.89	3.26%	105	6.7141	1.488692
Florida	4	67,063,926.90	7.93%	103	6.0384	1.720224
							Mobile Home Park	3	13,420,000.00	1.59%	107	6.1445	1.566468
Hawaii	1	10,000,000.00	1.18%	107	7.5200	1.320000
							Multi-Family	14	100,262,174.13	11.86%	105	6.8175	1.251184
Illinois	2	10,820,000.00	1.28%	104	6.8073	1.518189
							Office	4	116,000,000.00	13.72%	91	6.1622	1.972457
Indiana	5	11,710,000.00	1.38%	105	6.6343	1.372792
							Other	1	5,430,000.00	0.64%	107	6.4740	1.060000
Maryland	1	5,460,000.00	0.65%	107	6.9820	1.770000
							Retail	10	330,583,926.90	39.10%	105	6.2098	1.924632
Michigan	1	76,725,000.00	9.07%	107	6.1030	1.870000
							Self Storage	26	91,761,250.00	10.85%	104	6.1396	1.943789
Minnesota	1	61,750,000.00	7.30%	107	6.6960	2.030000
							Totals	67	845,529,255.98	100.00%	104	6.3671	1.766435
New Jersey	4	93,420,000.00	11.05%	105	5.5386	2.400150

New Mexico	1	4,110,000.00	0.49%	105	6.2500	1.740000

New York	4	69,514,825.00	8.22%	107	6.2467	2.179898

North Carolina	2	9,900,000.00	1.17%	105	6.8318	1.316768

Oregon	3	61,110,020.87	7.23%	79	6.9214	1.551489

Pennsylvania	1	5,240,000.00	0.62%	103	7.2000	1.070000

Tennessee	11	23,000,000.00	2.72%	103	6.5300	1.380000

Texas	9	52,133,309.08	6.17%	105	6.9780	1.299045

Virginia	1	12,200,000.00	1.44%	107	7.4400	1.000000

Wisconsin	4	44,162,174.13	5.22%	105	6.5422	1.378104

Wyoming	1	2,110,000.00	0.25%	105	6.2500	1.740000

Totals	67	845,529,255.98	100.00%	104	6.3671	1.766435

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	17	231,420,000.00	27.37%	104	5.6588	2.160582	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	17	290,303,037.72	34.33%	107	6.2812	1.660496	13 months to 24 months	57	845,529,255.98	100.00%	104	6.3671	1.766435
	6.50000 to 6.99900	13	192,129,334.18	22.72%	106	6.6707	1.709642	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49900	7	111,676,884.08	13.21%	91	7.3169	1.423312	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
	7.50000 or greater	3	20,000,000.00	2.37%	105	7.5900	1.205000
	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	57	845,529,255.98	100.00%	104	6.3671	1.766435	Interest Only	45	695,116,250.00	82.21%	105	6.2574	1.845413
115 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	12	150,413,005.98	17.79%	95	6.8740	1.401450
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	103,868,089.30	12.28%	105	6.8511	1.608259			No outstanding loans in this group
	12 months or less	52	741,661,166.68	87.72%	103	6.2993	1.788587
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	845,529,255.98	100.00%	104	6.3671	1.766435
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-1	30322772	RT	Jersey City	NJ	Actual/360	5.437%	181,233.33	0.00	0.00	N/A	09/01/34	--	40,000,000.00	40,000,000.00	12/01/25
1A-1-2-2	30322774				Actual/360	5.437%	45,308.33	0.00	0.00	N/A	09/01/34	--	10,000,000.00	10,000,000.00	12/01/25
1A-1-4	30322776				Actual/360	5.437%	135,925.00	0.00	0.00	N/A	09/01/34	--	30,000,000.00	30,000,000.00	12/01/25
2A-1	30511389	IN	Monroe	MI	Actual/360	6.103%	305,150.00	0.00	0.00	N/A	11/06/34	--	60,000,000.00	60,000,000.00	12/06/25
2A-2	30511390				Actual/360	6.103%	50,858.33	0.00	0.00	N/A	11/06/34	--	10,000,000.00	10,000,000.00	12/06/25
2A-3	30511391				Actual/360	6.103%	34,202.23	0.00	0.00	N/A	11/06/34	--	6,725,000.00	6,725,000.00	12/06/25
3A-1	30322781	RT	Eagan	MN	Actual/360	6.696%	279,000.00	0.00	0.00	N/A	11/01/34	--	50,000,000.00	50,000,000.00	12/01/25
3A-2	30322782				Actual/360	6.696%	65,565.00	0.00	0.00	N/A	11/01/34	--	11,750,000.00	11,750,000.00	12/01/25
4A-1	30511410	Various Bear		DE	Actual/360	6.474%	161,850.00	0.00	0.00	N/A	11/06/34	--	30,000,000.00	30,000,000.00	12/06/25
4A-2	30511411				Actual/360	6.474%	94,412.50	0.00	0.00	N/A	11/06/34	--	17,500,000.00	17,500,000.00	12/06/25
4A-3	30511412				Actual/360	6.474%	45,857.50	0.00	0.00	N/A	11/06/34	--	8,500,000.00	8,500,000.00	12/06/25
5A-2-A	30322783	RT	Jacksonville	FL	Actual/360	5.948%	65,625.26	0.00	0.00	N/A	06/01/34	--	13,239,797.81	13,239,797.81	11/01/25
5A-2-B	30322784				Actual/360	5.948%	31,662.15	0.00	0.00	N/A	06/01/34	--	6,387,791.16	6,387,791.16	11/01/25
5A-2-C	30322785				Actual/360	5.948%	47,282.03	0.00	0.00	N/A	06/01/34	--	9,539,077.70	9,539,077.70	11/01/25
5A-2-D	30322786				Actual/360	5.948%	4,130.56	0.00	0.00	N/A	06/01/34	--	833,333.33	833,333.33	11/01/25
5A-3-A	30322787				Actual/360	5.948%	54,687.72	0.00	0.00	N/A	06/01/34	--	11,033,164.84	11,033,164.84	11/01/25
5A-3-B	30322788				Actual/360	5.948%	26,385.13	0.00	0.00	N/A	06/01/34	--	5,323,159.30	5,323,159.30	11/01/25
5A-3-C	30322789				Actual/360	5.948%	39,401.69	0.00	0.00	N/A	06/01/34	--	7,949,231.42	7,949,231.42	11/01/25
5A-3-D	30322790				Actual/360	5.948%	3,442.13	0.00	0.00	N/A	06/01/34	--	694,444.44	694,444.44	11/01/25
6A-1-2	30322665	OF	San Francisco	CA	Actual/360	5.506%	183,533.33	0.00	0.00	09/06/34	03/06/38	--	40,000,000.00	40,000,000.00	12/06/25
6A-1-4	30322667				Actual/360	5.506%	45,883.33	0.00	0.00	09/06/34	03/06/38	--	10,000,000.00	10,000,000.00	12/06/25
7	30322791	OF	New York	NY	Actual/360	6.060%	189,375.00	0.00	0.00	N/A	11/01/34	--	37,500,000.00	37,500,000.00	12/01/25
8	30322792	LO	Calabasas	CA	Actual/360	7.406%	209,836.67	0.00	0.00	N/A	10/01/34	--	34,000,000.00	34,000,000.00	12/01/25
9	30511395	RT	Cheektowaga	NY	Actual/360	6.476%	158,122.33	0.00	0.00	N/A	11/01/34	--	29,300,000.00	29,300,000.00	12/01/25
10	30511384	OF	Lake Oswego	OR	Actual/360	7.448%	176,890.00	0.00	0.00	N/A	11/06/29	--	28,500,000.00	28,500,000.00	12/06/25
11A-1-2	30511184	RT	Victorville	CA	Actual/360	6.723%	140,062.50	0.00	0.00	N/A	09/06/34	--	25,000,000.00	25,000,000.00	12/06/25
12	30322793	MF	Houston	TX	Actual/360	7.080%	138,650.00	0.00	0.00	N/A	09/06/34	--	23,500,000.00	23,500,000.00	12/06/25
13	30322794	SS	Various	TN	Actual/360	6.530%	125,158.33	0.00	0.00	N/A	07/01/34	--	23,000,000.00	23,000,000.00	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	30322795	LO	Hillsboro	OR	Actual/360	6.410%	118,632.35	21,901.62	0.00	N/A	12/01/34	--	22,208,863.60	22,186,961.98	12/01/25
15	30322796	SS	Newport Beach	CA	Actual/360	5.900%	98,333.33	0.00	0.00	N/A	08/01/34	--	20,000,000.00	20,000,000.00	12/01/25
16	30322797	SS	Newport Beach	CA	Actual/360	5.900%	86,041.67	0.00	0.00	N/A	08/01/34	--	17,500,000.00	17,500,000.00	12/01/25
17	30322798	RT	West Hollywood	CA	Actual/360	6.450%	86,000.00	0.00	0.00	N/A	10/06/34	--	16,000,000.00	16,000,000.00	12/06/25
18	30511420	Various Various		Various	Actual/360	6.570%	82,899.56	14,486.80	0.00	N/A	11/06/34	--	15,141,472.59	15,126,985.79	12/06/25
19	30322799	LO	Alexandria	VA	Actual/360	7.440%	75,640.00	0.00	0.00	N/A	11/06/34	--	12,200,000.00	12,200,000.00	12/06/25
20	30511223	MF	Milwaukee	WI	Actual/360	6.372%	63,889.06	12,012.03	0.00	N/A	10/01/34	--	12,031,837.77	12,019,825.74	12/01/25
21	30511077	MF	Milwaukee	WI	Actual/360	6.660%	62,701.65	10,750.61	0.00	N/A	09/01/34	--	11,297,594.09	11,286,843.48	12/01/25
22	30511124	MF	Milwaukee	WI	Actual/360	6.560%	60,231.33	10,684.80	0.00	N/A	09/01/34	--	11,017,926.15	11,007,241.35	12/01/25
23	30322800	SS	Various	Various	Actual/360	6.350%	56,257.03	0.00	0.00	N/A	09/01/34	--	10,631,250.00	10,631,250.00	12/01/25
24A-4-2	30322801	MU	Chicago	IL	Actual/360	6.853%	57,108.33	0.00	0.00	N/A	08/06/34	--	10,000,000.00	10,000,000.00	11/06/25
25A-1-2	30322530	MF	Various	TX	Actual/360	7.660%	38,300.00	0.00	0.00	N/A	06/06/34	--	6,000,000.00	6,000,000.00	12/06/25
25A-2-2	30322532				Actual/360	7.660%	25,533.33	0.00	0.00	N/A	06/06/34	--	4,000,000.00	4,000,000.00	12/06/25
26	30322802	MF	Muncie	IN	Actual/360	6.700%	55,833.33	0.00	0.00	N/A	09/06/34	--	10,000,000.00	10,000,000.00	12/06/25
27	30511343	LO	Lihue	HI	Actual/360	7.520%	62,666.67	0.00	0.00	N/A	11/06/34	--	10,000,000.00	10,000,000.00	12/06/25
28	30511150	MF	Milwaukee	WI	Actual/360	6.595%	54,176.61	9,496.67	0.00	N/A	09/01/34	--	9,857,760.23	9,848,263.56	12/01/25
29	30322803	MH	East Windsor	NJ	Actual/360	6.240%	46,800.00	0.00	0.00	N/A	11/06/34	--	9,000,000.00	9,000,000.00	12/06/25
30	30322804	SS	Various	Various	Actual/360	6.250%	45,572.92	0.00	0.00	N/A	09/01/34	--	8,750,000.00	8,750,000.00	12/01/25
31	30511074	MU	Charlotte	NC	Actual/360	6.730%	39,819.17	0.00	0.00	N/A	08/06/34	--	7,100,000.00	7,100,000.00	12/06/25
32	30322805	LO	Laredo	TX	Actual/360	7.050%	31,969.93	4,806.58	0.00	N/A	09/01/34	--	5,441,690.66	5,436,884.08	12/01/25
33	30511374	RT	Randallstown	MD	Actual/360	6.982%	31,768.10	0.00	0.00	N/A	11/06/34	--	5,460,000.00	5,460,000.00	12/06/25
34	30322806	SS	Various	TX	Actual/360	6.100%	26,840.00	0.00	0.00	N/A	10/01/34	--	5,280,000.00	5,280,000.00	12/01/25
35	30322807	MF	Bethlehem	PA	Actual/360	7.200%	31,440.00	0.00	0.00	N/A	07/06/34	--	5,240,000.00	5,240,000.00	12/06/25
36	30322808	MF	Leesburg	FL	Actual/360	6.270%	25,132.25	0.00	0.00	N/A	09/01/34	--	4,810,000.00	4,810,000.00	12/01/25
37	30322809	SS	Colorado Springs	CO	Actual/360	5.470%	20,512.50	0.00	0.00	N/A	11/01/34	--	4,500,000.00	4,500,000.00	12/01/25
38	30322810	MH	Various	NJ	Actual/360	5.950%	21,915.83	0.00	0.00	N/A	10/01/34	--	4,420,000.00	4,420,000.00	12/01/25
39	30322811	RT	Wilmington	NC	Actual/360	7.090%	16,543.33	0.00	0.00	N/A	10/06/34	--	2,800,000.00	2,800,000.00	12/06/25
40	30322812	MF	Leesburg	FL	Actual/360	6.570%	13,961.25	0.00	0.00	N/A	08/01/34	--	2,550,000.00	2,550,000.00	12/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
41	30322813	SS	Federal Heights	CO	Actual/360	6.150%	10,762.50	0.00	0.00 N/A	11/01/34	--	2,100,000.00	2,100,000.00	12/01/25
Totals							4,486,772.41	84,139.11	0.00			845,613,395.09	845,529,255.98
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-1	0.00	27,482,338.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-2-2	0.00	27,482,338.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-4	0.00	27,482,338.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	8,985,865.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	8,985,865.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-3	0.00	8,985,865.18	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	13,188,533.52	13,754,962.02	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	13,188,533.52	13,754,962.02	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	962,032.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2	0.00	962,032.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3	0.00	962,032.68	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2-A	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	65,597.68	65,597.68	0.00	0.00
5A-2-B	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	31,648.85	31,648.85	0.00	0.00
5A-2-C	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	47,262.15	47,262.15	0.00	0.00
5A-2-D	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	4,128.82	4,128.82	0.00	0.00
5A-3-A	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	54,664.74	54,664.74	0.00	0.00
5A-3-B	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	26,374.05	26,374.05	0.00	0.00
5A-3-C	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	39,385.13	39,385.13	0.00	0.00
5A-3-D	0.00	42,264,729.74	01/01/25	06/30/25	--	0.00	0.00	3,440.69	3,440.69	0.00	0.00
6A-1-2	0.00	21,903,049.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1-4	0.00	21,903,049.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	6,026,158.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	3,813,333.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	4,270,236.35	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,125,128.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	2,381,814.04	2,202,038.24	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,782,078.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	2,366,116.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,549,312.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,072,228.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,084,462.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,318,531.13	1,371,212.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,296,822.72	1,221,226.32	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	1,975,294.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-4-2	0.00	25,951,575.01	01/01/25	09/30/25	--	0.00	0.00	57,087.49	57,087.49	0.00	0.00
25A-1-2	4,858,229.87	4,814,190.28	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A-2-2	4,858,229.87	4,814,190.28	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	932,370.73	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	1,135,469.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	892,546.10	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	879,375.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	667,147.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	644,623.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	738,207.90	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	739,132.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	413,590.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	292,432.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	832,898.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	432,960.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	326,043.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	158,164.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
41	0.00	232,126.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	41,090,694.67	599,480,437.85				0.00	0.00	329,589.60	329,589.60	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367109%	6.348979%	104
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367126%	6.348996%	105
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367140%	6.349010%	106
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367157%	6.349027%	107
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367170%	6.349041%	108
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367184%	6.349054%	109
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367201%	6.349071%	110
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367214%	6.349085%	111
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367231%	6.349102%	112
03/17/25	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367244%	6.349115%	113
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367267%	6.349138%	114
01/17/25	9	65,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.367280%	6.349151%	115
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
5A-2-A	30322783	11/01/25	0	B	65,597.68	65,597.68	0.00		13,239,797.81
5A-2-B	30322784	11/01/25	0	B	31,648.85	31,648.85	0.00		6,387,791.16
5A-2-C	30322785	11/01/25	0	B	47,262.15	47,262.15	0.00		9,539,077.70
5A-2-D	30322786	11/01/25	0	B	4,128.82	4,128.82	0.00		833,333.33
5A-3-A	30322787	11/01/25	0	B	54,664.74	54,664.74	0.00		11,033,164.84
5A-3-B	30322788	11/01/25	0	B	26,374.05	26,374.05	0.00		5,323,159.30
5A-3-C	30322789	11/01/25	0	B	39,385.13	39,385.13	0.00		7,949,231.42
5A-3-D	30322790	11/01/25	0	B	3,440.69	3,440.69	0.00		694,444.44
24A-4-2	30322801	11/06/25	0	A	57,087.49	57,087.49	0.00		10,000,000.00
Totals					329,589.60	329,589.60	0.00		65,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		28,500,000	28,500,000		0	0
49 - 60 Months		0	0		0	0
> 60 Months		817,029,256	817,029,256		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	845,529,256	845,529,256	0	0	0	0
Nov-25	845,613,395	845,613,395	0	0	0	0
Oct-25	845,681,335	845,681,335	0	0	0	0
Sep-25	845,764,650	845,764,650	0	0	0	0
Aug-25	845,831,743	845,831,743	0	0	0	0
Jul-25	845,898,460	845,898,460	0	0	0	0
Jun-25	845,980,598	845,980,598	0	0	0	0
May-25	846,046,482	846,046,482	0	0	0	0
Apr-25	846,127,818	846,127,818	0	0	0	0
Mar-25	846,192,877	836,192,877	10,000,000	0	0	0
Feb-25	846,305,131	846,305,131	0	0	0	0
Jan-25	846,369,197	781,369,197	65,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21.13	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	21.13	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			21.13

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29